Toyota Motor Corporation Shareholders' Equity Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total Toyota Motor Corporation shareholders' equity	¥ 16,788,131	¥ 14,469,148
Shares issued and outstanding at the end of the year (excluding treasury stock)	3,146,814	3,169,766
Toyota Motor Corporation Shareholders' equity per share	¥ 5,334.96	¥ 4,564.74